Statements of cash flows - Summary of restricted cash and cash equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	₩ 23,475,057	₩ 12,667,062
Due In Local Currency From Bank of Korea
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	16,555,802	9,712,194
Due In Foreign Currency From Banks On Demand
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	₩ 6,919,255	₩ 2,954,868